UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Horizon Kinetics Blockchain Development ETF
BCDF (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Horizon Kinetics Blockchain Development ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Blockchain Development ETF	$90	0.85%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
Exchanges, or more broadly, positions with exposure to trading platforms, drove positive performance for the Fund. This segment has remained the focus of BCDF, as digital assets have been legitimized by regulators in ways that allow capital market participants more avenues for continued development and execution. Many exchanges took a step forward this year to position themselves for markets in the process of adapting to the growing digital asset markets. Trading activity across many traditional asset classes was elevated, as many exchanges announced another record year. Traditional asset classes remain the core operational driver of business results for most exchanges, though continued execution within core business lines is welcomed as exchanges continue to integrate digital assets.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/01/2022)
Horizon Kinetics Blockchain Development ETF NAV	11.11	6.82
S&P 500 TR	17.88	17.76
NASDAQ Composite Total Return Index	21.14	21.21
Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Horizon Kinetics Blockchain Development ETF	PAGE 1	TSR-AR-53656G209

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,764,281
Number of Holdings	35
Net Advisory Fee	$144,080
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Common Stocks	93.7%
Exchange Traded Funds	1.0%
Cash & Other	5.3%

Top 10 Issuers	(%)
Urbana Corp.	8.0%
Cboe Global Markets, Inc.	6.8%
Nasdaq, Inc.	6.0%
TMX Group Ltd.	6.0%
Singapore Exchange Ltd.	5.7%
Intercontinental Exchange, Inc.	5.4%
CACI International, Inc.	4.9%
Deutsche Boerse AG	4.6%
Miami International Holdings, Inc.	4.0%
Hawaiian Electric Industries, Inc.	3.8%

Top Ten Countries	(%)
United States	56.8%
Canada	14.0%
Singapore	5.6%
Japan	5.2%
Germany	4.6%
United Kingdom	3.0%
Australia	2.9%
Netherlands	1.3%
Greece	0.8%
Cash & Other	5.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/bcdf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Blockchain Development ETF	PAGE 2	TSR-AR-53656G209

Horizon Kinetics Energy and Remediation ETF
NVIR (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Horizon Kinetics Energy and Remediation ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Energy and Remediation ETF	$89	0.85%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund’s performance was influenced by energy prices, primarily natural gas and oil. While oil prices (WTI) declined by almost 20% in 2025, natural gas prices (Henry Hub) increased by 28%, enabling the Fund to provide a return of 9.4%. However, price is only part of the equation; volumes matter as well. U.S. oil and gas production continued to edge higher in 2025, which supported activity levels and benefited the companies in which the Fund invests. Infrastructure development is another key driver. Ongoing investment in pipelines and related assets—particularly in Texas—has remained robust, enabling increased throughput and sustaining elevated levels of industry activity.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (02/21/2023)
Horizon Kinetics Energy and Remediation ETF NAV	9.43	11.60
S&P 500 TR	17.88	22.44
Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Horizon Kinetics Energy and Remediation ETF	PAGE 1	TSR-AR-53656G514

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$4,072,465
Number of Holdings	37
Net Advisory Fee	$32,742
Portfolio Turnover	7%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Energy	75.8%
Industrial	18.8%
Basic Materials	2.1%
Consumer, Non-cyclical	1.8%
Cash & Other	1.5%

Top 10 Issuers	(%)
CES Energy Solutions Corp.	5.4%
Williams Cos., Inc.	5.4%
Exxon Mobil Corp.	5.3%
EQT Corp.	4.9%
Texas Pacific Land Corp.	4.9%
Expand Energy Corp.	3.9%
Suncor Energy, Inc.	3.8%
Cheniere Energy, Inc.	3.7%
WaterBridge Infrastructure LLC	3.7%
PrairieSky Royalty Ltd.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/nvir/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Energy and Remediation ETF	PAGE 2	TSR-AR-53656G514

Horizon Kinetics Inflation Beneficiaries ETF
INFL (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Horizon Kinetics Inflation Beneficiaries ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Inflation Beneficiaries ETF	$93	0.85%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund benefited from its exposure to real asset end markets including precious metals, financial exchanges and nuclear power/uranium. Precious metal (gold, silver, platinum metal group) prices rose sharply during the year as central banks and investment flows drove demand, while exchanges benefited from volatility and product development driving volumes. Energy and related land assets detracted from returns as the market forecasts a short-term excess of supply that obscures attractive long-term balances and incremental growth related to AI data center demand.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/11/2021)
Horizon Kinetics Inflation Beneficiaries ETF NAV	17.96	13.98
S&P 500 TR	17.88	14.24
S&P Goldman Sachs Commodity Index TR	7.11	13.86
MSCI ACWI All Cap Index Net (USD)	22.13	10.31
Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 1	TSR-AR-53656F623

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$1,321,261,064
Number of Holdings	47
Net Advisory Fee	$10,372,273
Portfolio Turnover	14%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Security Type	(%)
Common Stocks	96.5%
Cash & Other	3.5%

Top 10 Issuers	(%)
Wheaton Precious Metals Corp.	7.8%
Franco-Nevada Corp.	5.1%
PrairieSky Royalty Ltd.	4.7%
Landbridge Co. LLC	4.7%
Viper Energy, Inc.	4.6%
OR Royalties, Inc.	4.3%
Intercontinental Exchange, Inc.	4.1%
Cameco Corp.	4.1%
Texas Pacific Land Corp.	4.1%
WaterBridge Infrastructure LLC	3.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/infl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 2	TSR-AR-53656F623

Horizon Kinetics Japan Owner Operator ETF
JAPN (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Horizon Kinetics Japan Owner Operator ETF for the period of May 12, 2025, to December 31, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/japn/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,**
Horizon Kinetics Japan Owner Operator ETF	$55	0.85%
*	Amount shown reflects the expenses of the Fund from inception date through December 31, 2025. Expenses would be higher if the Fund had been in operation for the entire period of this report.
**	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund performance for calendar year 2025 was largely contributed by investment in a defense and shipping technology company. The portfolio of owner operator companies continued to capture opportunities in their niche business areas through leveraging their competitive strength and advantages, and the strategy benefited from what we believe attractive valuations. JAPN primarily invests in Japanese domestic businesses where the impact of currency moves and geopolitical changes are limited. This resulted in performance diversion from the overall Japan equity market, which benefited from weaker JPY versus USD and outperformance  by multinational large market capitalization companies during the relevant period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

Since Inception (05/12/2025)
Horizon Kinetics Japan Owner Operator ETF NAV	3.43
MSCI JAPAN Net (USD)	19.19
Visit https://horizonkinetics.com/products/etf/japn/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Horizon Kinetics Japan Owner Operator ETF	PAGE 1	TSR-AR-53656H835

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$24,948,905
Number of Holdings	31
Net Advisory Fee	$87,960
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Consumer, Cyclical	21.6%
Technology	20.6%
Industrial	19.9%
Consumer, Non-cyclical	16.1%
Communications	10.9%
Utilities	4.4%
Cash & Other	6.5%

Top 10 Issuers	(%)
Furuno Electric Co. Ltd.	11.1%
ULS Group, Inc.	4.8%
Resorttrust, Inc.	4.7%
Japan Elevator Service Holdings Co. Ltd.	4.5%
Hikari Tsushin, Inc.	4.4%
Visional, Inc.	4.0%
M&A Capital Partners Co. Ltd.	3.9%
Pan Pacific International Holdings Corp.	3.7%
Yonex Co. Ltd.	3.6%
AlphaPolis Co. Ltd.	3.6%
Geographic Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/japn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Japan Owner Operator ETF	PAGE 2	TSR-AR-53656H835

Horizon Kinetics Medical ETF
MEDX (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Horizon Kinetics Medical ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Medical ETF	$97	0.85%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Fund benefited from its exposure to various major pharmaceutical businesses that develop drugs in the diabetes, oncology, immunology and neuroscience fields. Diabetes drugs continue to have rapid growth amongst GLP-1 agonists that are being used for weight loss applications. The Fund also benefited to a lesser extent from exposure to biotechnology companies targeting various rare and  neurological diseases.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Horizon Kinetics Medical ETF NAV	28.46	5.80	5.67
S&P 500 TR	17.88	14.42	14.82
Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Horizon Kinetics Medical ETF	PAGE 1	TSR-AR-53656G563

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$18,946,057
Number of Holdings	32
Net Advisory Fee	$141,808
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Consumer, Non-cyclical	92.5%
Cash & Other	7.5%

Top 10 Issuers	(%)
Eli Lilly & Co.	18.3%
AbbVie, Inc.	8.9%
Novartis AG	6.7%
AstraZeneca PLC	5.3%
Johnson & Johnson	5.0%
Ionis Pharmaceuticals, Inc.	5.0%
Alnylam Pharmaceuticals, Inc.	5.0%
Bristol-Myers Squibb Co.	4.6%
Amgen, Inc.	3.9%
Merck & Co., Inc.	3.6%
Other Material Fund Changes:
On November 18, 2025,  MEDX added as the last sentence to the first paragraph in the “Principal Investment Strategies” section in the Prospectuses:  In addition, the Fund may purchase or engage in short sales of certain leveraged or inverse ETFs.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/medx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Medical ETF	PAGE 2	TSR-AR-53656G563

Horizon Kinetics SPAC Active ETF
SPAQ (Principal U.S. Listing Exchange: NASDAQ)
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Horizon Kinetics SPAC Active ETF for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-930-3828.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics SPAC Active ETF	$89	0.85%
*	Annualized
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
2025 saw a resurgence in special purpose acquisition company (SPAC) initial public offerings (IPOs), which were led by experienced sponsor teams, and an increase in deal announcements. A still sluggish traditional IPO market and a lighter regulatory environment are some of the factors that contributed to a benign environment for SPACs. Our focus on SPACs led by sponsor teams with a proven track record and backed by a solid underwriter helped drive performance.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses (management fees) were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/27/2023)
Horizon Kinetics SPAC Active ETF NAV	8.85	6.08
S&P 500 TR	17.88	21.17
ICE BofA 6-Month US Treasury Bill Total Return Index	4.28	4.94
Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Horizon Kinetics SPAC Active ETF	PAGE 1	TSR-AR-53656G555

KEY FUND STATISTICS (as of December 31, 2025)

Net Assets	$9,852,028
Number of Holdings	55
Net Advisory Fee	$128,719
Portfolio Turnover	81%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Sectors	(%)
Diversified	97.6%
Cash & Other	2.4%

Top 10 Issuers	(%)
AI Infrastructure Acquisition Corp.	6.5%
Axiom Intelligence Acquisition Corp. 1	5.8%
Aldel Financial II, Inc.	5.5%
Oaktree Acquisition Corp. III Life Sciences	5.4%
Daedalus Special Acquisition Corp.	5.3%
OTG Acquisition Corp. I	5.2%
Legato Merger Corp. III	5.0%
Jackson Acquisition Co. II	5.0%
Roman DBDR Acquisition Corp. II	5.0%
Apex Treasury Corp.	4.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/spaq/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics SPAC Active ETF	PAGE 2	TSR-AR-53656G555

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refers to (i) preparation of U.S. federal, state and excise tax returns; (ii) U.S. federal and state tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired; and (iv) review of U.S. federal excise distribution calculations. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$97,650	$77,750
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$20,550	$16,250
(d) All Other Fees	$0	$0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Co applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The committee consists of the independent members of the entire Board.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Horizon Kinetics ETFs
Horizon Kinetics Blockchain Development ETF (BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Annual Financial Statements and Additional Information
December 31, 2025

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 93.7%
Capital Markets - 14.7%
Bakkt Holdings, Inc.(b)(c)	13,985	$140,409
Circle Internet Group, Inc.(b)	200	15,860
Forge Global Holdings, Inc.(b)	104	4,634
Galaxy Digital, Inc. - Class A(b)	31,691	708,611
MarketAxess Holdings, Inc.	1,902	344,738
OTC Markets Group, Inc. - Class A	8,178	419,531
Tradeweb Markets, Inc. - Class A	5,283	568,134
WisdomTree, Inc.	45,360	552,938
		2,754,855
Computer Services - 7.8%
CACI International, Inc. - Class A(b)	1,742	928,155
Science Applications International Corp.	5,331	536,619
		1,464,774
Consulting Services - 0.4%
Booz Allen Hamilton Holding Corp.	965	81,407
Data Processing-Management - 2.1%
Broadridge Financial Solutions, Inc.	1,775	396,127
Distribution/Wholesale - 0.0%(d)
Fermi, Inc.(b)	400	3,200
Electric-Integrated - 3.8%
Hawaiian Electric Industries, Inc.(b)	58,408	718,418
Global Exchanges - 50.6%(a)
ASX Ltd.	15,425	529,119
Cboe Global Markets, Inc.	5,050	1,267,550
Deutsche Boerse AG	3,279	861,476
Euronext NV(e)	1,567	235,567
Euronext NV	978	145,155
Intercontinental Exchange, Inc.	6,201	1,004,314
Japan Exchange Group, Inc.	66,300	708,914
London Stock Exchange Group PLC	4,674	562,789
Miami International Holdings, Inc.(b)	16,989	753,972
Nasdaq, Inc.	11,606	1,127,291
NZX Ltd.	107,140	96,113
Singapore Exchange Ltd.	80,390	1,060,198
Tel Aviv Stock Exchange Ltd.	100	2,978
TMX Group Ltd.	29,581	1,127,131
		9,482,567
Investment Companies - 8.1%
IREN Ltd.(b)	200	7,554
Urbana Corp. - Class A	225,454	1,504,946
		1,512,500
Motion Pictures & Services - 1.4%
IG Port, Inc.	14,704	122,889
Toei Animation Co. Ltd.	7,936	137,967
		260,856

	Shares	Value
Oil Companies -Exploration & Production - 2.5%
Landbridge Co. LLC - Class A	9,564	$468,540
Securities & Commodities Exchanges - 2.3%
CME Group, Inc.	1,582	432,013
TOTAL COMMON STOCKS (Cost $14,372,085)		17,575,257
EXCHANGE TRADED FUNDS - 1.0%
Grayscale Bitcoin Mini Trust ETF(b)	4,868	188,538
TOTAL EXCHANGE TRADED FUNDS (Cost $254,254)		188,538
TOTAL INVESTMENTS - 94.7% (Cost $14,626,339)		$17,763,795
Money Market Deposit Account - 6.1%(f)(g)		1,145,978
Liabilities in Excess of Other Assets - (0.8)%		(145,492)
TOTAL NET ASSETS - 100.0%		$18,764,281

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $136,193.
(d)	Represents less than 0.05% of net assets.
(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $235,567 or 1.3% of the Fund’s net assets.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.49%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025, is $142,433 which represented 0.8% of net assets.

The accompanying notes are an integral part of these financial statements.

1

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,575,257	$—	$—	$17,575,257
Exchange Traded Funds	188,538	—	—	188,538
Total Investments	$17,763,795	$—	$—	$17,763,795

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)
United States	$10,660,999	56.8%
Canada	2,632,077	14.0
Singapore	1,060,198	5.6
Japan	969,770	5.2
Germany	861,476	4.6
United Kingdom	562,789	3.0
Australia	536,673	2.9
Netherlands	235,567	1.3
Greece	145,155	0.8
New Zealand	96,113	0.5
Israel	2,978	0.0(a)
Assets in Excess of Other Liabilities	1,000,486	5.3
	$18,764,281	100.0%

(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

2

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 98.5%
Chemicals-Specialty - 2.1%
Ecolab, Inc.	330	$86,631
Diagnostic Kits - 1.8%
IDEXX Laboratories, Inc.(a)	105	71,036
Electronic Measuring Instruments - 4.0%
Badger Meter, Inc.	440	76,741
Itron, Inc.(a)	920	85,431
		162,172
Engineering-Research & Development Services - 1.4%
Fluor Corp.(a)	1,430	56,671
Machinery-Electrical - 1.3%
Franklin Electric Co., Inc.	555	53,019
Machinery-General Industrial - 1.0%
IDEX Corp.	230	40,926
Machinery-Pumps - 6.2%
Flowserve Corp.	1,495	103,723
Watts Water Technologies, Inc. - Class A	295	81,426
Xylem, Inc.	500	68,090
		253,239
Oil Companies -Exploration & Production - 18.8%
ConocoPhillips	1,100	102,971
Diamondback Energy, Inc.	850	127,780
EOG Resources, Inc.	970	101,860
EQT Corp.	3,705	198,588
Expand Energy Corp.	1,425	157,263
Occidental Petroleum Corp.	1,905	78,334
		766,796
Oil Companies-Integrated - 9.1%
Exxon Mobil Corp.	1,810	217,815
Suncor Energy, Inc.	3,465	153,708
		371,523
Oil-Field Services - 24.9%
Calfrac Well Services Ltd.(a)	11,935	36,308
CES Energy Solutions Corp.	24,705	221,142
Enerflex Ltd.	8,325	128,455
Liberty Energy, Inc.	3,465	63,964
Secure Waste Infrastructure Corp.(a)	8,705	109,674
SLB Ltd.	2,115	81,173
TETRA Technologies, Inc.(a)	13,600	127,432
Trican Well Service Ltd.	22,415	97,133
WaterBridge Infrastructure LLC - Class A(a)	7,500	150,075
		1,015,356

	Shares	Value
Oil-US Royalty Trusts - 13.8%
Permian Basin Royalty Trust	7,760	$131,765
PrairieSky Royalty Ltd.	6,955	137,147
Sabine Royalty Trust	493	33,805
San Juan Basin Royalty Trust(a)(b)	10,983	61,724
Texas Pacific Land Corp.	690	198,182
		562,623
Pipelines - 9.2%
Cheniere Energy, Inc.	785	152,596
Williams Cos., Inc.	3,655	219,702
		372,298
Water Treatment Systems - 4.9%
Energy Recovery, Inc.(a)	2,440	32,916
Pentair PLC	945	98,412
Veralto Corp.	666	66,453
		197,781
TOTAL COMMON STOCKS (Cost $3,185,914)		4,010,071
TOTAL INVESTMENTS - 98.5% (Cost $3,185,914)		$4,010,071
Money Market Deposit Account - 1.9%(c)(d)		76,070
Liabilities in Excess of Other Assets - (0.4)%		(13,676)
TOTAL NET ASSETS - 100.0%		$4,072,465

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $14,612.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.49%.

(d)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025, is $14,950 which represented 0.4% of net assets.

The accompanying notes are an integral part of these financial statements.

3

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,010,071	$—	$—	$4,010,071
Total Investments	$4,010,071	$—	$—	$4,010,071

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)
United States	$3,028,092	74.4%
Canada	883,567	21.7
United Kingdom	98,412	2.4
Assets in Excess of Other Liabilities	62,394	1.5
	$4,072,465	100.0%

The accompanying notes are an integral part of these financial statements.

4

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 96.5%
Agricultural Operations - 3.7%
Bunge Global SA	309,498	$27,570,082
Tejon Ranch Co.(a)	684,986	10,802,229
Wilmar International Ltd.	4,436,472	10,625,454
		48,997,765
Distribution/Wholesale - 0.0%(b)
Fermi, Inc.(a)(c)	66,337	530,696
Diversified Minerals - 0.1%
Lithium Royalty Corp.(a)(c)	100,000	693,781
Electric-Integrated - 3.1%
Hawaiian Electric Industries, Inc.(a)	3,381,002	41,586,325
Global Exchanges - 17.0%
ASX Ltd.	572,062	19,623,276
Deutsche Boerse AG	138,502	36,387,966
Intercontinental Exchange, Inc.	336,380	54,480,105
Japan Exchange Group, Inc.	1,665,814	17,811,760
London Stock Exchange Group PLC	54,057	6,508,914
Miami International Holdings, Inc.(a)	353,883	15,705,327
Singapore Exchange Ltd.	2,992,182	39,461,436
TMX Group Ltd.	904,740	34,473,515
		224,452,299
Insurance Brokers - 2.1%
Marsh & McLennan Cos., Inc.	151,891	28,178,818
Investment Management-Advisor Services - 2.6%
Brookfield Corp.	349,544	16,040,574
Sprott, Inc.	180,682	17,692,382
		33,732,956
Medical-Biomedical-Genetics - 1.0%
Royalty Pharma PLC - Class A	341,549	13,197,453
Metal-Diversified - 7.9%
Altius Minerals Corp.	378,934	11,289,925
Cameco Corp.	592,255	54,185,410
Deterra Royalties Ltd.	5,684,286	15,427,580
Glencore PLC	4,177,006	22,841,026
		103,743,941
Metal-Iron - 1.6%
Labrador Iron Ore Royalty Corp.(c)	289,004	6,297,683
Mesabi Trust	393,971	15,175,763
		21,473,446
Mining Services - 0.4%
Evolve Royalties Ltd.(a)	1,781,250	4,808,043
Motion Pictures & Services - 0.3%
IG Port, Inc.	262,000	2,189,671
Toei Animation Co. Ltd.	127,599	2,218,299
		4,407,970

	Shares	Value
Oil Companies - Exploration & Production - 7.3%
Dorchester Minerals LP	184,692	$4,129,713
Landbridge Co. LLC - Class A	1,255,405	61,502,291
Topaz Energy Corp.(c)	1,533,164	30,803,091
		96,435,095
Oil-Field Services - 3.8%
WaterBridge Infrastructure LLC - Class A(a)	2,510,545	50,236,005
Oil-US Royalty Trusts - 16.6%
Permian Basin Royalty Trust	1,701,245	28,887,140
PrairieSky Royalty Ltd.(c)	3,180,931	62,725,198
Sabine Royalty Trust	85,201	5,842,233
San Juan Basin Royalty Trust(a)	1,283,345	7,212,399
Texas Pacific Land Corp.	186,456	53,553,892
Viper Energy, Inc. - Class A	1,582,797	61,143,448
		219,364,310
Pipelines - 2.6%
Cheniere Energy, Inc.	177,010	34,408,974
Precious Metals - 18.4%
Franco-Nevada Corp.	325,826	67,537,213
Metalla Royalty & Streaming Ltd.(a)	390,000	3,034,200
OR Royalties, Inc.	1,603,366	56,743,123
Triple Flag Precious Metals Corp.	386,220	12,830,228
Wheaton Precious Metals Corp.	874,434	102,763,484
		242,908,248
Real Estate Operations-Development - 1.3%
St Joe Co.	286,316	16,998,581
Securities & Commodities Exchanges - 3.0%
CME Group, Inc.	146,022	39,875,688
Telecommunication Services - 3.3%
DigitalBridge Group, Inc.	2,815,605	43,191,381
Transport-Marine - 0.4%
Clarkson PLC	110,369	5,663,412
TOTAL COMMON STOCKS (Cost $1,023,838,559)		1,274,885,187
TOTAL INVESTMENTS - 96.5% (Cost $1,023,838,559)		$1,274,885,187
Money Market Deposit Account - 4.9%(d)(e)		64,464,815
Liabilities in Excess of Other Assets - (1.4)%		(18,088,938)
TOTAL NET ASSETS - 100.0%		$1,321,261,064

The accompanying notes are an integral part of these financial statements.

5

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
December 31, 2025(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $17,509,211.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.49%.

(e)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of December 31, 2025, is $18,631,932 which represented 1.4% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,274,885,187	$—	$—	$1,274,885,187
Total Investments	$1,274,885,187	$—	$—	$1,274,885,187

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)
United States	$614,208,543	46.3%
Canada	481,917,850	36.7
Singapore	50,086,890	3.8
Germany	36,387,966	2.8
Australia	35,050,856	2.7
Switzerland	22,841,026	1.7
Japan	22,219,730	1.6
United Kingdom	12,172,326	0.9
Assets in Excess of Other Liabilities	46,375,877	3.5
	$1,321,261,064	100.0%

The accompanying notes are an integral part of these financial statements.

6

Horizon Kinetics Japan Owner Operator ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 93.5%
Advertising - 2.6%
Starts Publishing Corp.	27,300	$662,710
Commercial Services - 13.5%
Digital Garage, Inc.	15,200	262,408
KeePer Technical Laboratory Co. Ltd.	39,000	875,818
M&A Capital Partners Co. Ltd.	45,700	982,545
Net Protections Holdings, Inc.(a)	75,000	251,683
Visional, Inc.(a)	15,600	996,242
		3,368,696
Computers - 10.7%
Finatext Holdings Ltd.(a)	124,800	787,440
Internet Initiative Japan, Inc.	39,000	688,089
ULS Group, Inc.	273,000	1,187,827
		2,663,356
Electric - 4.4%
Hikari Tsushin, Inc.	3,900	1,088,551
Electronics - 12.3%
Furuno Electric Co. Ltd.	54,600	2,779,725
Macnica Holdings, Inc.	19,500	297,641
		3,077,366
Entertainment - 5.3%
IG Port, Inc.	74,100	619,292
Tsuburaya Fields Holdings, Inc.	58,500	692,319
		1,311,611
Food - 2.6%
Kotobuki Spirits Co. Ltd.	54,600	638,501
Internet - 4.7%
Ceres, Inc.	27,300	338,409
M3, Inc.	39,000	525,988
U-Next Holdings Co. Ltd.	23,400	298,873
		1,163,270
Leisure Time - 3.6%
Yonex Co. Ltd.	42,900	908,661
Lodging - 4.7%
Resorttrust, Inc.	93,600	1,171,903
Machinery-Diversified - 7.6%
Furyu Corp.	113,100	770,620
Japan Elevator Service Holdings Co. Ltd.	101,400	1,124,654
		1,895,274
Media - 3.6%
AlphaPolis Co. Ltd.	85,800	897,165
Retail - 5.7%
Pan Pacific International Holdings Corp.	156,000	927,869
Transaction Co. Ltd.	70,200	491,751
		1,419,620

	Shares	Value
Software - 9.9%
OBIC Business Consultants Co. Ltd.	15,600	$841,283
Oro Co. Ltd.	62,400	834,017
Sega Sammy Holdings, Inc.	35,100	548,182
Smaregi, Inc.	13,000	253,373
		2,476,855
Toys/Games/Hobbies - 2.3%
Sanrio Co. Ltd.	11,700	367,022
Tomy Co. Ltd.	11,700	205,830
		572,852
TOTAL COMMON STOCKS (Cost $25,261,684)		23,316,391
TOTAL INVESTMENTS - 93.5% (Cost $25,261,684)		$23,316,391
Money Market Deposit Account - 6.4%(b)		1,596,063
Assets in Excess of Other Liabilities - 0.1%		36,451
TOTAL NET ASSETS - 100.0%		$24,948,905

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.49%.

The accompanying notes are an integral part of these financial statements.

7

Horizon Kinetics Japan Owner Operator ETF
Schedule of Investments
December 31, 2025(Continued)

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,316,391	$—	$—	$23,316,391
Total Investments	$23,316,391	$—	$—	$23,316,391

Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

Japan*	$23,316,391	93.5%
Assets in Excess of Other Liabilities	1,632,514	6.5
	$24,948,905	100.0%

*	To the extent that the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.
The accompanying notes are an integral part of these financial statements.

8

Horizon Kinetics Medical ETF
Schedule of Investments
December 31, 2025

	Shares	Value
COMMON STOCKS - 92.5%
Cosmetics & Toiletries - 0.7%
Haleon PLC - ADR	13,491	$136,394
Diagnostic Equipment - 0.1%
Pacific Biosciences of California, Inc.(a)	11,034	20,634
Medical Imaging Systems - 0.4%
GE HealthCare Technologies, Inc.	920	75,458
Medical-Biomedical-Genetics - 26.4%(b)
Allogene Therapeutics, Inc.(a)	18,388	25,192
Alnylam Pharmaceuticals, Inc.(a)	2,376	944,816
Amgen, Inc.	2,260	739,721
Beam Therapeutics, Inc.(a)	9,194	254,858
Bicycle Therapeutics PLC - ADR(a)	13,792	97,647
Biogen, Inc.(a)	2,988	525,858
CRISPR Therapeutics AG(a)	10,114	530,378
Editas Medicine, Inc.(a)	30,340	62,197
Intellia Therapeutics, Inc.(a)	13,792	123,990
Ionis Pharmaceuticals, Inc.(a)	11,952	945,523
Lantern Pharma, Inc.(a)	27,582	83,573
Regeneron Pharmaceuticals, Inc.	690	532,590
Replimune Group, Inc.(a)	13,792	134,058
Salarius Pharmaceuticals, Inc.(a)	249	162
		5,000,563
Medical-Drugs - 63.9%(b)
AbbVie, Inc.	7,356	1,680,772
Alkermes PLC(a)	22,066	617,407
AstraZeneca PLC - ADR	10,994	1,010,678
Bristol-Myers Squibb Co.	16,052	865,845
Eli Lilly & Co.	3,218	3,458,320
Galectin Therapeutics, Inc.(a)	51,484	214,173
GSK PLC - ADR	10,792	529,240
Johnson & Johnson	4,602	952,384
Merck & Co., Inc.	6,436	677,453
Novartis AG - ADR	9,194	1,267,577
Pfizer, Inc.	24,824	618,118
Vanda Pharmaceuticals, Inc.(a)	24,824	218,948
		12,110,915
Medical-Generic Drugs - 1.0%
Sandoz Group AG - ADR	1,840	133,906
Viatris, Inc.	3,422	42,604
		176,510
TOTAL COMMON STOCKS (Cost $9,391,933)		17,520,474

	Shares	Value
RIGHTS - 0.0%(c)
Medical-Biomedical-Genetics - 0.0%(c)
Pathos AI, Inc., Expires 01/29/2026, Exercise Price $1.00(a)(d)	23,992	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 92.5% (Cost $9,391,933)		$17,520,474
Money Market Deposit Account - 7.4%(e)		1,404,915
Assets in Excess of Other Liabilities - 0.1%		20,668
TOTAL NET ASSETS - 100.0%		$18,946,057

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.49%

The accompanying notes are an integral part of these financial statements.

9

Horizon Kinetics Medical ETF
Schedule of Investments
December 31, 2025(Continued)
.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$17,520,474	$—	$—	$17,520,474
Rights	—	—	0(a)	0(a)
Total Investments	$17,520,474	$—	$0(a)	$17,520,474

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	The Fund held a Level 3 security at the end of the period valued at $0. The security classified as Level 3 is deemed immaterial and did not warrant a disclosure of significant unobservable inputs.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United States	$13,197,247	69.7%
Switzerland	1,931,861	10.2
United Kingdom	1,773,959	9.3
Ireland	617,407	3.3
Assets in Excess of Other Liabilities	1,425,583	7.5
	$18,946,057	100.0%

The accompanying notes are an integral part of these financial statements.

10

Horizon Kinetics SPAC Active ETF
Schedule of Investments
December 31, 2025

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 96.5%
AI Infrastructure Acquisition Corp. - Class A(a)	63,234	$628,546
Aldel Financial II, Inc.(a)	50,888	534,833
Apex Treasury Corp. - Class A(a)	47,000	464,830
Axiom Intelligence Acquisition Corp. 1 - Class A(a)	55,966	563,578
BTC Development Corp. - Class A(a)	25,164	252,017
Cantor Equity Partners V, Inc. - Class A(a)	40,000	410,000
Crane Harbor Acquisition Corp. II(a)	36,191	364,262
Daedalus Special Acquisition Corp.(a)	52,000	522,600
Evolution Global Acquisition Corp. - Class A(a)	41,750	412,072
Fifth Era Acquisition Corp. I - Class A(a)	37,549	384,877
GigCapital7 Corp. - Class A(a)	19,578	206,352
Graf Global Corp. - Class A(a)	37,149	399,538
Indigo Acquisition Corp.(a)	34,021	342,932
Jackson Acquisition Co. II - Class A(a)	46,288	482,321
Legato Merger Corp. III(a)	45,718	497,412
NewHold Investment Corp. III - Class A(a)	23,308	241,471
Oaktree Acquisition Corp. III Life Sciences(a)	50,006	531,564
OTG Acquisition Corp. I - Class A(a)	50,377	503,770
Oyster Enterprises II Acquisition Corp. - Class A(a)	42,871	433,426
Roman DBDR Acquisition Corp. II(a)	45,718	476,839
Titan Acquisition Corp. - Class A(a)	42,392	434,942
Wen Acquisition Corp. - Class A(a)	41,043	414,534
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $9,170,828)		9,502,716
	Contracts
WARRANTS - 1.5%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50(a)	21,430	3,637
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50(a)	25,512	10,460
Apex Treasury Corp., Expires 11/17/2030, Exercise Price $11.50(a)	28,500	7,980
BERTO ACQUISITION CORP, Expires 04/28/2030, Exercise Price $11.50(a)	9,894	3,661
Blue Water Acquisition Corp. III, Expires 12/31/2026, Exercise Price $11.50(a)	8,491	4,988
BTC Development Corp., Expires 08/19/2030, Exercise Price $11.50(a)	6,291	3,617
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50(a)	25,003	7,988
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50(a)	10,001	8,503
Evolution Global Acquisition Corp., Expires 11/07/2030, Exercise Price $11.50(a)	20,875	7,987

	Contracts	Value
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50(a)	36,693	$15,044
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50(a)	23,575	10,656
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50(a)	15,887	13,901
NewHold Investment Corp. III, Expires 04/17/2030, Exercise Price $11.50(a)	16,655	6,996
OTG Acquisition Corp. I, Expires 10/22/2030, Exercise Price $11.50(a)	25,188	8,060
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50(a)	22,858	13,258
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50(a)	15,622	4,376
Titan Acquisition Corp., Expires 06/02/2030, Exercise Price $11.50(a)	21,196	7,416
Wen Acquisition Corp., Expires 05/15/2031, Exercise Price $11.50(a)	7,701	2,390
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50(a)	11,307	3,567
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	20,002	3,020
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50(a)	23,575	5,418
TOTAL WARRANTS (Cost $90,748)		152,923
	Shares
RIGHTS - 1.0%
AI Infrastructure Acquisition Corp., Expires 02/21/2030, Exercise Price $0.00(a)	63,234	16,441
Axiom Intelligence Acquisition Corp. 1, Expires 06/10/2030, Exercise Price $10.00(a)	60,729	12,753
Black Hawk Acquisition Corp., Expires 12/22/2026, Exercise Price $10.00(a)	2,857	4,314
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $10.00(a)	45,419	7,172
Fifth Era Acquisition Corp. I, Expires 02/21/2030, Exercise Price $0.00(a)	37,549	12,391
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11(a)	40,003	7,200
IB Acquisition Corp., Expires 03/28/2026, Exercise Price $10.00(a)	46,288	3,194
Indigo Acquisition Corp., Expires 04/02/2027, Exercise Price $10.00(a)	44,021	6,383
Jackson Acquisition Co. II, Expires 02/27/2026, Exercise Price $10.00(a)	46,288	12,498
Oyster Enterprises II Acquisition Corp., Expires 05/22/2030, Exercise Price $10.00(a)	42,871	8,574

The accompanying notes are an integral part of these financial statements.

11

Horizon Kinetics SPAC Active ETF
Schedule of Investments
December 31, 2025(Continued)

	Shares	Value
RIGHTS - (Continued)
Sizzle Acquisition Corp. II, Expires 04/02/2030, Exercise Price $10.00(a)	30,281	$4,845
Soulpower Acquisition Corp., Expires 06/27/2026, Exercise Price $1.00(a)	30,281	5,299
TOTAL RIGHTS (Cost $85,300)		101,064
TOTAL INVESTMENTS - 99.0% (Cost $9,346,876)		$9,756,703
Money Market Deposit Account - 1.0%(b)		102,741
Liabilities in Excess of Other Assets - 0.0%		(7,416)
TOTAL NET ASSETS - 100.0%		$9,852,028

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025, was 3.49%.

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$9,502,716	$—	$—	$9,502,716
Warrants	137,322	15,601	—	152,923
Rights	65,478	35,586	—	101,064
Total Investments	$9,705,516	$51,187	$—	$9,756,703

Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of December 31, 2025
(% of Net Assets)

United States	$8,260,504	83.9%
United Kingdom	1,098,931	11.1
Cayman Islands	397,268	4.0
Assets in Excess of Other Liabilities	95,325	1.0
	$9,852,028	100.0%

The accompanying notes are an integral part of these financial statements.

12

Horizon Kinetics ETF
Statements of Assets and Liabilities
December 31, 2025

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Japan Owner Operator ETF	Horizon Kinetics Medical ETF
ASSETS:
Investments, at value	$17,763,795	$4,010,071	$1,274,885,187	$23,316,391	$17,520,474
Cash - money market deposit account	1,145,978	76,070	64,464,815	1,596,063	1,404,915
Dividend tax reclaims receivable	4,903	272	468,929	6,281	17,613
Interest receivable	4,094	119	141,289	5,284	4,781
Dividends receivable	1,731	3,844	907,902	46,882	9,972
Security lending income receivable	69	29	7,278	—	2,060
Total assets	18,920,570	4,090,405	1,340,875,400	24,970,901	18,959,815
LIABILITIES:
Payable upon return of securities loaned	142,433	14,950	18,631,932	—	—
Payable to Adviser	13,856	2,990	950,988	18,426	13,758
Payable for investments purchased	—	—	31,416	3,570	—
Total liabilities	156,289	17,940	19,614,336	21,996	13,758
NET ASSETS	$ 18,764,281	$4,072,465	$1,321,261,064	$24,948,905	$18,946,057
Net Assets Consists of:
Paid-in capital	$16,169,632	$3,286,400	$1,118,326,534	$26,896,574	$11,150,500
Total distributable earnings/ (accumulated losses)	2,594,649	786,065	202,934,530	(1,947,669)	7,795,557
Total net assets	$ 18,764,281	$4,072,465	$1,321,261,064	$24,948,905	$18,946,057
Net assets	$18,764,281	$4,072,465	$1,321,261,064	$24,948,905	$18,946,057
Shares issued and outstanding(a)	625,000	125,000	29,750,000	975,000	569,946
Net asset value per share	$30.02	$32.58	$44.41	$25.59	$33.24
Cost:
Investments, at cost	$14,626,339	$3,185,914	$1,023,838,559	$25,261,684	$9,391,933
LOANED SECURITIES:
at value (included in cash - money market deposit account)	$136,193	$14,612	$17,509,211	$—	$—

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

13

Horizon Kinetics ETF
Statements of Assets and Liabilities
December 31, 2025(Continued)

Horizon Kinetics SPAC Active ETF
ASSETS:
Investments, at value	$9,756,703
Cash - money market deposit account	102,741
Interest receivable	571
Total assets	9,860,015
LIABILITIES:
Payable to Adviser	7,987
Total liabilities	7,987
NET ASSETS	$ 9,852,028
Net Assets Consists of:
Paid-in capital	$9,903,258
Total accumulated losses	(51,230)
Total net assets	$ 9,852,028
Net assets	$9,852,028
Shares issued and outstanding(a)	107,484
Net asset value per share	$91.66
Cost:
Investments, at cost	$9,346,876

(a)	Unlimited shares authorized.
The accompanying notes are an integral part of these financial statements.

14

Horizon Kinetics ETFs
Statements of Operations
For the Period Ended December 31, 2025

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Japan Owner Operator ETF(a)	Horizon Kinetics Medical ETF
INVESTMENT INCOME:
Dividend income	$221,623	$71,309	$24,099,421	$133,215	$312,316
Less: dividend withholding taxes	(10,653)	(3,121)	(1,129,487)	(13,927)	(5,959)
Less: issuance fees	—	—	—	—	(1,633)
Interest income	58,572	1,793	2,464,084	26,006	47,684
Securities lending income, net	15,334	195	304,150	—	45,770
Total investment income	284,876	70,176	25,738,168	145,294	398,178
EXPENSES:
Investment advisory fee	144,080	32,742	10,372,273	87,960	141,808
Tax expense	—	—	30,605	—	—
Total expenses	144,080	32,742	10,402,878	87,960	141,808
NET INVESTMENT INCOME	140,796	37,434	15,335,290	57,334	256,370
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	503,979	(39,057)	24,653,798	71,497	1,214,332
Foreign currency translation	(474)	(98)	14,226	615	—
Net realized gain (loss)	503,505	(39,155)	24,668,024	72,112	1,214,332
Net change in unrealized appreciation (depreciation) on:
Investments	949,307	356,191	154,600,484	(1,945,293)	2,892,111
Foreign currency translation	247	(4)	40,245	(276)	—
Net change in unrealized appreciation (depreciation)	949,554	356,187	154,640,729	(1,945,569)	2,892,111
Net realized and unrealized gain (loss)	1,453,059	317,032	179,308,753	(1,873,457)	4,106,443
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,593,855	$354,466	$194,644,043	$(1,816,123)	$4,362,813

(a)	The Fund commenced operations on May 12, 2025.
The accompanying notes are an integral part of these financial statements.

15

Horizon Kinetics ETFs
Statements of Operations
For the Year Ended December 31, 2025

Horizon Kinetics SPAC Active ETF
INVESTMENT INCOME:
Interest income	$12,487
Total investment income	12,487
EXPENSES:
Investment advisory fee	128,719
Total expenses	128,719
NET INVESTMENT LOSS	(116,232)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	1,408,990
Net realized gain	1,408,990
Net change in unrealized appreciation (depreciation) on:
Investments	44,927
Net change in unrealized appreciation (depreciation)	44,927
Net realized and unrealized gain	1,453,917
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,337,685

The accompanying notes are an integral part of these financial statements.

16

Horizon Kinetics ETFs
Statements of Changes in Net Assets

	Horizon Kinetics Blockchain Development ETF		Horizon Kinetics Energy and Remediation ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income	$140,796	$129,768	$37,434	$52,535
Net realized gain (loss)	503,505	(80,497)	(39,155)	(568)
Net change in unrealized appreciation (depreciation)	949,554	1,455,504	356,187	516,532
Net increase in net assets from operations	1,593,855	1,504,775	354,466	568,499
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(477,038)	(215,184)	(37,425)	(53,077)
From return of capital	—	—	—	(3,157)
Total distributions to shareholders	(477,038)	(215,184)	(37,425)	(56,234)
CAPITAL TRANSACTIONS:
Creations	5,262,678	5,139,832	—	—
Redemptions	(773,685)	—	—	—
Net increase in net assets from capital transactions	4,488,993	5,139,832	—	—
Net increase in net assets	5,605,810	6,429,423	317,041	512,265
NET ASSETS:
Beginning of the year	13,158,471	6,729,048	3,755,424	3,243,159
End of the year	$ 18,764,281	$13,158,471	$4,072,465	$3,755,424
SHARES TRANSACTIONS
Creations	175,000	200,000	—	—
Redemptions	(25,000)	—	—	—
Total increase in shares outstanding	150,000	200,000	—	—

The accompanying notes are an integral part of these financial statements.

17

Horizon Kinetics ETFs
Statements of Changes in Net Assets(Continued)

	Horizon Kinetics Inflation Beneficiaries ETF		Horizon Kinetics Japan Owner Operator ETF
	Year Ended December 31,		Period Ended December 31, 2025(a)
	2025	2024
OPERATIONS:
Net investment income	$15,335,290	$12,695,265	$57,334
Net realized gain	24,668,024	7,855,222	72,112
Net change in unrealized appreciation (depreciation)	154,640,729	125,250,102	(1,945,569)
Net increase (decrease) in net assets from operations	194,644,043	145,800,589	(1,816,123)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(16,383,364)	(15,631,302)	(60,157)
Total distributions to shareholders	(16,383,364)	(15,631,302)	(60,157)
CAPITAL TRANSACTIONS:
Creations	238,502,980	443,529,883	27,461,673
Redemptions	(127,532,418)	(215,581,315)	(636,488)
Net increase in net assets from capital transactions	110,970,562	227,948,568	26,825,185
NET INCREASE IN NET ASSETS	289,231,241	358,117,855	24,948,905
NET ASSETS:
Beginning of the period	1,032,029,823	673,911,968	—
End of the period	$ 1,321,261,064	$1,032,029,823	$24,948,905
SHARES TRANSACTIONS
Creations	5,750,000	12,375,000	1,000,000
Redemptions	(3,050,000)	(6,700,000)	(25,000)
Total increase in shares outstanding	2,700,000	5,675,000	975,000

(a)	The Fund commenced operations on May 12, 2025.
The accompanying notes are an integral part of these financial statements.

18

Horizon Kinetics ETFs
Statements of Changes in Net Assets(Continued)

	Horizon Kinetics Medical ETF		Horizon Kinetics SPAC Active ETF
	Year Ended December 31,		Year Ended December 31,
	2025	2024	2025	2024
OPERATIONS:
Net investment income (loss)	$256,370	$193,287	$(116,232)	$(119,377)
Net realized gain	1,214,332	396,443	1,408,990	841,011
Net change in unrealized appreciation (depreciation)	2,892,111	(1,268,212)	44,927	(6,210)
Net increase (decrease) in net assets from operations	4,362,813	(678,482)	1,337,685	715,424
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(232,994)	(294,797)	(1,626,368)	(523,153)
From return of capital	—	(4,065)	—	—
Total distributions to shareholders	(232,994)	(298,862)	(1,626,368)	(523,153)
CAPITAL TRANSACTIONS:
Creations	1,995,935	665,988	1,002,621	1,960,846
Redemptions	(2,764,595)	(769,303)	(8,276,365)	(973,816)
Net increase (decrease) in net assets from capital transactions	(768,660)	(103,315)	(7,273,744)	987,030
NET INCREASE (DECREASE) IN NET ASSETS	3,361,159	(1,080,659)	(7,562,427)	1,179,301
NET ASSETS:
Beginning of the year	15,584,898	16,665,557	17,414,455	16,235,154
End of the year	$ 18,946,057	$15,584,898	$9,852,028	$17,414,455
SHARES TRANSACTIONS
Creations	75,000	25,000	10,000	20,000
Redemptions	(100,000)	(25,000)	(80,000)	(10,000)
Total increase (decrease) in shares outstanding	(25,000)	—	(70,000)	10,000

The accompanying notes are an integral part of these financial statements.

19

Horizon Kinetics Blockchain Development ETF
Financial Highlights

	Year Ended December 31,			Period Ended December 31, 2022(a)
	2025	2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.70	$24.47	$19.73	$25.23
INVESTMENT OPERATIONS:
Net investment income(b)	0.25	0.33	0.31	0.08
Net realized and unrealized gain (loss) on investments(c)	2.83	3.35	4.60	(5.51)
Total from investment operations	3.08	3.68	4.91	(5.43)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.76)	(0.45)	(0.17)	(0.07)
Total distributions	(0.76)	(0.45)	(0.17)	(0.07)
Net asset value, end of period	$30.02	$27.70	$24.47	$19.73
TOTAL RETURN(d)	11.10%	15.05%	24.86%	−21.50%
SUPPLEMENTAL DATA AND RATIOS:(e)
Net assets, end of period (in thousands)	$18,764	$13,158	$6,729	$1,973
Ratio of expenses to average net assets(f)	0.85%	0.85%	0.85%	0.87%
Ratio of tax expenses to average net assets(f)	—%	—%	—%	0.02%
Ratio of expenses to average net assets excluding tax expense(f)	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(f)	0.83%	1.26%	1.44%	0.90%
Portfolio turnover rate(d)(g)	7%	9%	10%	5%

(a)	The Fund commenced operations on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Ratios do not include the income and expenses of the underlying funds in which the Fund invests.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Horizon Kinetics Energy and Remediation ETF
Financial Highlights

	Year Ended December 31,		Period Ended December 31, 2023(a)
	2025	2024
PER SHARE DATA:
Net asset value, beginning of period	$30.04	$25.95	$24.71
INVESTMENT OPERATIONS:
Net investment income(b)	0.30	0.42	0.39
Net realized and unrealized gain on investments(c)	2.54	4.12	1.20
Total from investment operations	2.84	4.54	1.59
LESS DISTRIBUTIONS FROM:
Net investment income	(0.30)	(0.42)	(0.35)
Return of capital	—	(0.03)	—
Total distributions	(0.30)	(0.45)	(0.35)
Net asset value, end of period	$32.58	$30.04	$25.95
TOTAL RETURN(d)	9.43%	17.54%	6.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$4,072	$3,755	$3,243
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(e)	0.97%	1.47%	1.76%
Portfolio turnover rate(d)(f)	7%	0%	2%

(a)	The Fund commenced operations on February 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than $(0.005).
The accompanying notes are an integral part of these financial statements.

21

Horizon Kinetics Inflation Beneficiaries ETF
Financial Highlights

	Year Ended December 31,				Period Ended December 31, 2021(a)
	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$38.15	$31.53	$31.46	$31.21	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.53	0.58	0.49	0.53	0.30
Net realized and unrealized gain on investments(c)	6.29	6.72	0.08	0.24	6.19
Total from investment operations	6.82	7.30	0.57	0.77	6.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.56)	(0.68)	(0.50)	(0.52)	(0.27)
Net realized gains	—	—	—	—	(0.01)
Total distributions	(0.56)	(0.68)	(0.50)	(0.52)	(0.28)
Net asset value, end of period	$44.41	$38.15	$31.53	$31.46	$31.21
TOTAL RETURN(d)	17.96%	23.34%	1.86%	2.57%	26.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,321,261	$1,032,030	$673,912	$1,274,223	$868,512
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of tax expenses to average net assets(e)	0%(g)	0%	0%	0%	0%
Ratio of expenses to average net assets excluding tax expense(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets(e)	1.26%	1.64%	1.56%	1.73%	1.02%
Portfolio turnover rate(d)(f)	14%	17%	10%	9%	0%(g)

(a)	The Fund commenced operations on January 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than 0.5%.
The accompanying notes are an integral part of these financial statements.

22

Horizon Kinetics Japan Owner Operator ETF
Financial Highlights

Period Ended December 31, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$24.80
INVESTMENT OPERATIONS:
Net investment income(b)	0.10
Net realized and unrealized gain on investments(c)	0.75
Total from investment operations	0.85
LESS DISTRIBUTIONS FROM:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$25.59
TOTAL RETURN(d)	3.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$24,949
Ratio of expenses to average net assets(e)	0.85%
Ratio of net investment income to average net assets(e)	0.55%
Portfolio turnover rate(d)(f)	0%

(a)	The Fund commenced operations on May 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Horizon Kinetics Medical ETF
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$26.20	$28.01	$31.55	$30.78	$28.13
INVESTMENT OPERATIONS:
Net investment income(a)	0.44	0.33	0.40	0.27	0.25
Net realized and unrealized gain (loss) on investments(b)	7.01	(1.63)	(2.30)	1.02	2.73
Total from investment operations	7.45	(1.30)	(1.90)	1.29	2.98
LESS DISTRIBUTIONS FROM:
Net investment income	(0.41)	(0.46)	(0.40)	(0.36)	(0.26)
Net realized gains	—	(0.04)	(1.24)	(0.16)	(0.07)
Return of capital	—	(0.01)	—	—	—
Total distributions	(0.41)	(0.51)	(1.64)	(0.52)	(0.33)
CAPITAL SHARE TRANSACTIONS:
Redemption fee per share	—	—	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of year	$33.24	$26.20	$28.01	$31.55	$30.78
TOTAL RETURN	28.45%	−4.72%	−6.03%	4.21%	10.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$18,946	$15,585	$16,666	$19,280	$16,188
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e)	0.85%	0.85%	1.08%	2.21%	2.18%
After expense reimbursement(d)(e)	0.85%	0.85%	0.85%	1.39%	1.39%
Ratio of net investment income to average net assets	1.54%	1.12%	1.29%	0.89%	0.84%
Portfolio turnover rate(f)	0%	0%	15%	3%	1%

(a)	Net investment income per share has been calculated based on average shares outstanding during the years.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)
Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, see Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e)	See Note 3, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

24

Horizon Kinetics SPAC Active ETF
Financial Highlights

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE DATA:
Net asset value, beginning of year	$98.12	$96.94	$93.91	$98.92	$100.24
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	(0.79)	(0.69)	(0.36)	0.89	(0.15)
Net realized and unrealized gain (loss) on investments(b)	9.46	4.82	5.92	(4.92)	(1.17)
Total from investment operations	8.67	4.13	5.56	(4.03)	(1.32)
LESS DISTRIBUTIONS FROM:
Net investment income	(14.41)	(2.84)	(2.50)	(0.87)	—
Net realized gains	(0.72)	(0.11)	(0.03)	(0.11)	—
Total distributions	(15.13)	(2.95)	(2.53)	(0.98)	—
CAPITAL SHARE TRANSACTIONS:
Redemption fee per share	—	—	—	0.00(c)	0.00(c)
Net asset value, end of year	$91.66	$98.12	$96.94	$93.91	$98.92
TOTAL RETURN	8.85%	4.26%	5.92%	−4.07%	−1.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,852	$17,414	$16,235	$7,384	$2,626
Ratio of expenses to average net assets:
Before expense reimbursement(d)(e)	0.85%	0.85%	1.05%	2.76%	2.35%
After expense reimbursement(d)(e)	0.85%	0.85%	0.79%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	(0.77)%	(0.70)%	(0.48)%	0.93%	(0.15)%
Portfolio turnover rate(f)	81%	128%	179%(g)	0%	0%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)
Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, see Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(e)	See Note 3, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Excludes purchases in the amount of $2,519,570 and sales in the amount of $5,569,517 due to the Fund’s change in investment strategy, see Note 1.
The accompanying notes are an integral part of these financial statements.

25

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
Horizon Kinetics Blockchain Development ETF (“BCDF”), Horizon Kinetics Energy and Remediation ETF (“NVIR”), Horizon Kinetics Inflation Beneficiaries ETF (“INFL”), Horizon Kinetics Japan Owner Operator ETF (“JAPN”), Horizon Kinetics Medical ETF (“MEDX”) and Horizon Kinetics SPAC Active ETF (“SPAQ”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
BCDF is an actively managed exchange-traded fund (“ETF”) that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in equity securities that benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies.
NVIR is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies expected to benefit, either directly or indirectly, from the increasing focus on climate change and environmentally sensitive carbon-based energy production. The Fund employs a dual, reality-based mandate: (1) companies that produce carbon-based energy positioned to benefit from long-term global demand growth and developing structural supply insufficiency, and (2) remediation companies with existing and/or developing technologies that can alleviate the negative environmental impacts derived from the production and consumption of hydrocarbons.
INFL is an actively managed ETF that seeks long-term growth of capital in real (inflation- adjusted) terms. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices (inflation).
JAPN is an actively managed ETF that seeks long-term capital growth by investing primarily in Japanese companies that are operated by individuals that have significant ownership in the company.
MEDX is an actively managed ETF that seeks long-term growth of capital. The Fund will invest primarily in patented first line pharmaceuticals and biologics as these products tend to have high profit margins and significant barriers to entry. The Fund employs a long-term perspective, seeking to capture returns of both intrinsic valuation realization and scientific discovery.
SPAQ is an actively managed ETF that seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
MEDX and SPAQ are the successors in interest to the Kinetics Medical Fund (the “Medical Fund”) and Kinetics Alternative Income Fund (the “Alternative Income Fund”), respectively, each a series of Kinetics Mutual Funds, Inc., (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place at 7:01 p.m. Eastern Time on January 27, 2023. MEDX is the accounting and performance information successor of the Kinetics Medical Fund. SPAQ is the accounting information successor of the Kinetics Alternative Income Fund, but it has a different investment objective and strategy. Costs incurred by the Funds in connection with the reorganization were paid by Horizon Kinetics Asset Management LLC (“Horizon Kinetics” or “Adviser”), the Funds’ Investment Adviser.
JAPN commenced operations on May 12, 2025. Costs incurred in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

26

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services − Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Accounting Pronouncements. In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 is intended to provide transparency and enhanced details for taxes paid and is designed to help investors better understand an entity's exposure to taxes by type and jurisdiction. Management has evaluated the impact of adopting ASU 2023-09 with respect to the financial statements and disclosures and determined there is no material impact for the Funds.
Use of Estimates − The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions − The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement − In calculating the NAV, each Fund’s exchange-traded equity securities, including ETFs, will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices may be used.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Cash and money market deposit accounts may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
Rights and warrants are valued at the last reported sale price at the time the Funds calculate their NAV on the exchange on which they are principally traded.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

27

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of December 31, 2025, for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Security Transactions − Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the

28

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at year end, resulting from changes in exchange rates.
Investment Income − Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital and are classified as a reduction of cost of investments.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions − The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax. For the fiscal year, Horizon Kinetics Inflation Beneficiaries ETF paid excise taxes on undistributed income, which are presented on the Statements of Operations as Tax Expense.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2025, the Funds’ fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds recognized no interest or penalties related to uncertain tax benefits in the 2025 fiscal year. At December 31, 2025, the Funds’ fiscal year end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
Indemnification − In the normal course of business, the Funds expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

29

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement − The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Horizon Kinetics, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Horizon Kinetics has agreed to pay all expenses of the Funds except the fee paid to Horizon Kinetics under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
The Adviser previously agreed to waive management fees and reimburse Predecessor Medical Fund (Successor is MEDX) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). The Adviser previously agreed to waive management fees and reimburse Predecessor Alternative Income Fund (Successor is SPAQ) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.95%, excluding AFFE. These Predecessor Fund waivers and reimbursements terminated upon the closing of the reorganization.
The Sub-Adviser, a Delaware limited liability company, serves as the sub-adviser to SPAQ. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate of 0.425% of the average daily net assets of the SPAQ ETF.
Distribution Agreement and 12b-1 Plan − Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Accountant, Custodian and Transfer Agent − U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, accounting, custody and transfer agency fees.
All officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. except for JAPN, MEDX and SPAQ, which are listed on The Nasdaq Stock Market, LLC, (each an “Exchange” and collectively the “Exchanges”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units

30

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount, unless determined otherwise at the discretion of the Adviser. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee − Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

For the Fiscal Year Ended December 31, 2025	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital
BCDF	$477,038	$—	$—
NVIR	37,425	—	—
INFL	16,383,364	—	—
JAPN(2)	60,157	—	—
MEDX	232,994	—	—
SPAQ	1,593,346	33,022	—

31

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)

For the Fiscal Year Ended December 31, 2024	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital
BCDF	$215,184	$—	$—
NVIR	53,077	—	3,157
INFL	15,631,302	—	—
MEDX	271,213	23,584	4,065
SPAQ	523,153	—	—

(1)	Ordinary income may include short-term capital gains.
(2)	Commenced operations on May 12, 2025.
At December 31, 2025, the Funds’ fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	BCDF	NVIR	INFL	JAPN	MEDX	SPAQ
Federal Tax Cost of Investments	$15,306,093	3,183,298	1,026,044,962	25,286,542	9,499,589	9,767,406
Gross Tax Unrealized Appreciation	$4,342,604	1,045,163	307,674,549	1,236,090	9,399,267	420,529
Gross Tax Unrealized Depreciation	(1,884,743)	(218,394)	(58,810,704)	(3,206,517)	(1,378,382)	(431,232)
Net Tax Unrealized Appreciation	2,457,861	826,769	248,863,845	(1,970,427)	8,020,885	(10,703)
Undistributed Ordinary Income	277,820	—	—	22,758	23,560	—
Other Accumulated Gain (Loss)	(141,032)	(40,704)	(45,929,315)	—	(248,888)	(40,527)
Total Distributable Earnings/ (Accumulated Losses)	$2,594,649	786,065	202,934,530	(1,947,669)	7,795,557	(51,230)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales, passive foreign investment company adjustments, partnership adjustments, and grantor trust adjustments.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses, post-October losses and late year losses are determined only at the end of each fiscal year.
At December 31, 2025, the Funds’ fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Horizon Kinetics Blockchain Development ETF	$—	$—
Horizon Kinetics Energy and Remediation ETF	—	83
Horizon Kinetics Inflation Beneficiaries ETF	—	—
Horizon Kinetics Japan Owner Operator ETF	—	—
Horizon Kinetics Medical ETF	—	—
Horizon Kinetics SPAC Active ETF	14,051	26,476

32

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
At December 31, 2025, the Funds had the following capital loss carryforwards:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover	Capital Loss Carryover Utilized
Horizon Kinetics Blockchain Development ETF	$(141,032)	$—	$279,055
Horizon Kinetics Energy and Remediation ETF	(4,063)	(36,558)	—
Horizon Kinetics Inflation Beneficiaries ETF	(650,246)	(45,279,069)	—
Horizon Kinetics Japan Owner Operator ETF	—	—	—
Horizon Kinetics Medical ETF	—	(248,888)	—
Horizon Kinetics SPAC Active ETF	—	—	—

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in-kind, prior year true ups, and taxable overdistributions. For the fiscal period ended December 31, 2025, the following reclassifications were made for permanent tax differences on the Statements of Assets and Liabilities:

	Total Distributable Earnings (Accumulated Losses)	Paid-In Capital
Horizon Kinetics Blockchain Development ETF	$(194,381)	$194,381
Horizon Kinetics Energy and Remediation ETF	3,446	(3,446)
Horizon Kinetics Inflation Beneficiaries ETF	(28,362,342)	28,362,342
Horizon Kinetics Japan Owner Operator ETF	(71,389)	71,389
Horizon Kinetics Medical ETF	(1,448,120)	1,448,120
Horizon Kinetics SPAC Active ETF	664	(664)

6. INVESTMENT TRANSACTIONS
During the fiscal year ended December 31, 2025, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Horizon Kinetics Blockchain Development ETF	$221,463	$(1,487)
Horizon Kinetics Energy and Remediation ETF	—	—
Horizon Kinetics Inflation Beneficiaries ETF	32,468,921	(832,209)
Horizon Kinetics Japan Owner Operator ETF	81,364	(6,066)
Horizon Kinetics Medical ETF	1,515,801	(42,099)
Horizon Kinetics SPAC Active ETF	362,534	(8,050)

33

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal year ended December 31, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Horizon Kinetics Blockchain Development ETF	$1,943,150	$1,126,051	$4,033,754	$609,094
Horizon Kinetics Energy and Remediation ETF	286,460	263,379	—	—
Horizon Kinetics Inflation Beneficiaries ETF	194,466,241	163,431,703	195,416,841	104,854,914
Horizon Kinetics Japan Owner Operator ETF	444,770	—	25,322,940	581,324
Horizon Kinetics Medical ETF	—	708,374	1,865,494	2,569,334
Horizon Kinetics SPAC Active ETF	11,977,737	12,772,766	—	7,993,916

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in its portfolio to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Cash – money market deposit account.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable upon return of collateral on securities loaned.” During the fiscal year ended December 31, 2025, the Funds loaned securities and received cash collateral for the loans, which was invested in the U.S. Bank Money Market Deposit Account. The Funds receive compensation in the form of loan fees owed by borrowers and income earned on collateral investments and pays a fee to the Custodian for administering the securities lending program. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continue to receive interest payments or dividends on the securities loaned during the borrowing period.

34

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
As of December 31, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

	Values of Securities on Loan	Fund Collateral Received*
Horizon Kinetics Blockchain Development ETF	$136,193	$142,433
Horizon Kinetics Energy and Remediation ETF	14,612	14,950
Horizon Kinetics Inflation Beneficiaries ETF	17,509,211	18,631,932

*	The cash collateral received was invested in the U.S. Bank Money Market Deposit Account, with an overnight and continuous maturity, as shown on the Statements of Assets and Liabilities.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
9. OPERATING SEGMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Portfolio Managers, who serve as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

35

HORIZON KINETICS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Horizon Kinetics ETFs and
Board of Trustees of Listed Funds Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Horizon Kinetics Blockchain Development ETF, Horizon Kinetics Energy and Remediation ETF, Horizon Kinetics Inflation Beneficiaries ETF, Horizon Kinetics Japan Owner Operator ETF, Horizon Kinetics Medical ETF, and Horizon Kinetics SPAC Active ETF (the “Funds”), each a series of Listed Funds Trust, as of December 31, 2025, the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Horizon Kinetics Blockchain Development ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, and 2023 and for the period from August 1, 2022 (commencement of operations) through December 31, 2022
Horizon Kinetics Energy and Remediation ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025 and 2024 and for the period from February 21, 2023 (commencement of operations) through December 31, 2023
Horizon Kinetics Inflation Beneficiaries ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and 2022 and for the period from January 11, 2021 (commencement of operations) through December 31, 2021
Horizon Kinetics Japan Owner Operator ETF	For the period from May 12, 2025 (commencement of operations) through December 31, 2025
Horizon Kinetics Medical ETF and Horizon Kinetics SPAC Active ETF	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, and 2023

Horizon Kinetics Medical ETF and Horizon Kinetics SPAC Active ETF’s financial highlights for the years ended December 31, 2022 and 2021, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

36

HORIZON KINETICS ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more investment companies advised by Horizon Kinetics Asset Management LLC since 2020.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 27, 2026

37

Horizon Kinetics ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENTS & SUB-ADVISORY AGREEMENT
December 31, 2025 (Unaudited)
Horizon Kinetics Inflation Beneficiaries ETF
Horizon Kinetics Blockchain Development ETF
Horizon Kinetics Energy and Remediation ETF
Horizon Kinetics Medical ETF
Horizon Kinetics SPAC Active ETF
At meetings held on December 2, 2025 (the “Pre-Meeting”) and December 10-11, 2025 (the “Regular Meeting” and together with the Pre-Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the following agreements (collectively, the “Agreements”):
•
the approval of the continuation of the investment advisory agreement (the “Advisory Agreement”) between Kinetics Asset Management LLC (the “Adviser”) and the Trust, on behalf of Horizon Kinetics Inflation Beneficiaries ETF, Horizon Kinetics Blockchain Development ETF, Horizon Kinetics Energy and Remediation ETF, Horizon Kinetics Medical ETF, and Horizon Kinetics SPAC Active ETF (each, a “Fund” and together, the “Funds”); and

•
the approval of the continuation of the investment sub-advisory agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, on behalf of Horizon Kinetics SPAC Active ETF, and Ryan Heritage, LLP (the “Sub-Adviser”).

Pursuant to Section 15 of the 1940 Act, the continuation of the Agreements after their initial two-year term must be approved annually by: (i) the vote of the Board or shareholders of each Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser and Sub-Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the Regular Meeting representatives from the Adviser and the Sub-Adviser provided the Board with an overview of their advisory business, including their investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services provided to each Fund by the Adviser and, in the case of Horizon Kinetics SPAC Active ETF, the Sub-Adviser, as well as each Fund’s fees and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meetings, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Board in considering the approval of the Agreements, and information conveyed during the Adviser’s and the Sub-Adviser’s oral presentations. The Board also considered the information it received throughout the year about each Fund, the Adviser and the Sub-Adviser. The Board considered the approval of the continuation of the Agreements for an additional one-year term in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser and the Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the advisory and sub-advisory arrangements and the Independent Trustees’ responsibilities relating thereto.
At the Regular Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services provided by the Adviser and the Sub-Adviser; (ii) each Fund’s expenses and performance; (iii) the cost of the services provided and profits to be realized by the Adviser and the Sub-Adviser from the relationship with the applicable Funds; (iv) comparative fee and expense data for each Fund and other investment companies with similar investment objectives and strategies; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with its shareholders; (vi) any fall-out benefits derived by the Adviser and the Sub-Adviser from the relationship with the applicable Fund; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory and sub-advisory arrangements and renewal of the Agreements. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

38

Horizon Kinetics ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENTS & SUB-ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
Approval of the Continuation of the Advisory Agreement
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided under the Advisory Agreement, noting that the Adviser expected to continue to provide substantially similar investment management services to each Fund with respect to implementing its investment program, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to its investment restrictions, overseeing the activities of the service providers, including the Sub-Adviser in the case of the Horizon Kinetics SPAC Active ETF, monitoring compliance with various policies and procedures with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objective as an actively managed fund. In considering the nature, extent, and quality of the services provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure and past and current reports from the Trust’s Chief Compliance Officer (“CCO”) regarding her review of the Adviser’s compliance infrastructure, as well as the Board’s experience with the Adviser and the investment management services it has provided to each Fund. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios, including the Funds.
Historical Performance. The Board next considered each Fund’s performance. The Board observed that information regarding each Fund’s past performance for periods ended September 30, 2025 had been included in the Materials. The Board noted that it had been provided with the Barrington Report, which compared the performance results of each Fund with the returns of a group of ETFs selected by Barrington Partners as most comparable to the Fund (each, a “Peer Group”), as well as with funds in each Fund’s respective Morningstar category (each, a “Category Peer Group”). Additionally, at the Board’s request, the Adviser identified the funds the Adviser considered to be each Fund’s most direct competitors (each, a “Selected Peer Group”) and provided the Selected Peer Group’s performance results.
Horizon Kinetics Inflation Beneficiaries ETF: The Board noted that, for each of the one-year and since-inception periods, the Fund outperformed its broad-based benchmark, the S&P 500 Index, but underperformed it for the three-year period. The Board also noted that, for each of the one-year and three-year periods, the Fund outperformed the average of its Peer Group and Category Peer Group.
Horizon Kinetics Blockchain Development ETF: The Board noted that, for each of the one-year, three-year and since inception periods, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted that, for the one-year and three-year periods, the Fund underperformed the average of its Peer Group and Category Peer Group, as well as the funds in its Selected Peer Group. The Board considered the Adviser’s explanation for the Fund’s underperformance relative to its peers, and agreed to closely monitor the Fund’s performance going forward.
Horizon Kinetics Energy and Remediation ETF: The Board noted that, for each of the one-year and since inception periods, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted, however, that for the one-year period, the Fund outperformed the average of its Peer Group and its Category Peer Group.
Horizon Kinetics Medical ETF: The Board noted that, for each of the one-year, three-year and since-inception periods, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted, however, that for each of the one-year and five-year periods, the Fund outperformed the average of its Peer Group and Category Peer Group, but for the three-year period, the Fund underperformed its Peer Group and Category Peer Group. The Board also noted that for the ten-year period, the Fund outperformed its Peer Group but underperformed its Category Peer Group.
Horizon Kinetics SPAC Active ETF: The Board noted that, for each of the one-year and since inception periods, the Fund underperformed its broad-based benchmark, the S&P 500 Index. The Board also noted, however, that for the one-year period, the Fund outperformed the average of its Peer Group and its Category Peer Group.
Cost of Services Provided and Profitability. The Board reviewed the management fee for each Fund, including in comparison to the management fees of its respective Peer Group as provided in the Barrington Report.
The Board took into consideration that the Adviser charges a “unitary fee,” meaning the Funds pay no expenses except for the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings,

39

Horizon Kinetics ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENTS & SUB-ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Board noted that the Adviser is responsible for compensating each Fund’s other service providers and, with the exception of the expenses noted above, paying each Fund’s other operating expenses out of its own fee and resources. The Board also evaluated whether the Adviser received any other compensation or fall-out benefits from its relationship with the Funds, taking into account analyses of the Adviser’s profitability with respect to each Fund.
Horizon Kinetics Inflation Beneficiaries ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group.
Horizon Kinetics Blockchain Development ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of funds in such group. The Board discussed the Fund’s performance in comparison to its management fee and agreed to continue to monitor the Fund closely.
Horizon Kinetics Energy and Remediation ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of funds in such group.
Horizon Kinetics Medical ETF: The Board noted that the management fee for the Fund was higher than the average and median of its Peer Group, but within the range of funds in such group.
Horizon Kinetics SPAC Active ETF: The Board noted that the management fee for the Fund was slightly higher than the average and median of its Peer Group, but within the range of funds in such group.
The Board accordingly noted that each Fund’s unitary fee is reasonable and competitive with the fees of its respective peer funds.
Economies of Scale. The Board determined that, based on the amount and structure of each Fund’s unitary fee, any such economies of scale would be shared with such Fund’s respective shareholders. The Board stated that it would monitor fees as the Funds grow and consider whether fee breakpoints may be warranted in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. The Board, including a majority of the Independent Trustees, determined that the terms of the Advisory Agreement, including the compensation payable under the Advisory Agreement, are fair and reasonable with respect to each Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.
Approval of the Sub-Advisory Agreement with the Sub-Adviser
Nature, Extent, and Quality of Services Provided. The Board considered the scope of services provided to the Horizon Kinetics SPAC Active ETF under the Sub-Advisory Agreement, noting that the Sub-Adviser would continue to provide investment management services to the Fund. The Board reviewed and considered the performance of the Sub-Adviser of its responsibilities pursuant to the terms of the Sub-Advisory Agreement, including its responsibility for the day-to-day investment and reinvestment of the assets of the Horizon Kinetics SPAC Active ETF consistent with its investment program, executing portfolio security trades for purchases and redemptions of the Fund’s shares, monitoring the portfolio for compliance with investment limitations and policies, applicable compliance policies and procedures, and applicable law; responsibility for periodic reporting to the Board, and implementation of Board directives as they relate to the Fund.
In considering the nature, extent, and quality of the services provided by the Sub-Adviser, the Board considered past and current reports of the Trust’s CCO with respect to the Sub-Adviser’s compliance program and general responsiveness of the Sub-Adviser. The Board noted that it had received a copy the Sub-Adviser’s registration on Form ADV, as well as the response of the Sub-Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Sub-Adviser.

40

Horizon Kinetics ETFs
BOARD CONSIDERATION AND APPROVAL OF CONTINUATION OF ADVISORY AGREEMENTS & SUB-ADVISORY AGREEMENT
December 31, 2025 (Unaudited)(Continued)
Historical Performance. The Board noted that it had received information regarding the Fund’s performance for various time periods in the Materials and primarily considered the Fund’s performance for periods ended September 30, 2025, as noted above.
Costs of Services Provided and Economies of Scale. The Board reviewed the sub-advisory fees paid by the Adviser to the Sub-Adviser for its services to the Fund. The Board considered that the fees paid to the Sub-Adviser are paid by the Adviser and noted that the fees reflect arm’s-length negotiations between the Adviser and the Sub-Adviser. The Board also took into account analyses of the Sub-Adviser’s profitability with respect to the Fund.
The Board expressed the view that the Sub-Adviser might realize economies of scale in managing its applicable Fund as assets grow in size. Consequently, the Board determined that it would continue to monitor the Fund’s sub-advisory fees as the Fund grows to determine whether breakpoints might be necessary and if economies of scale were being effectively shared with the Fund and its respective shareholders.
Conclusion. No single factor was identified by the Board as determinative of its decision to approve the continuation of the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Sub-Advisory Agreement, including the compensation payable under the Sub-Advisory Agreement, are fair and reasonable with respect to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the continuation of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

41

HORIZON KINETICS ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Continuation of Advisory Agreements & Sub-Advisory Agreement. Refer to the Board Consideration and Approval of Advisory Agreement for Horizon Kinetics Japan Owner Operator ETF in the Semi-Annual Financial Statements and Additional Information as of June 30, 2025.
TAX INFORMATION
For the fiscal year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Horizon Kinetics Blockchain Development ETF	30.30%
Horizon Kinetics Energy and Remediation ETF	100.00%
Horizon Kinetics Inflation Beneficiaries ETF	100.00%
Horizon Kinetics Japan Owner Operator ETF	100.00%
Horizon Kinetics Medical ETF	100.00%
Horizon Kinetics SPAC Active ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, was as follows:

Horizon Kinetics Blockchain Development ETF	14.31%
Horizon Kinetics Energy and Remediation ETF	100.00%
Horizon Kinetics Inflation Beneficiaries ETF	68.05%
Horizon Kinetics Japan Owner Operator ETF	0.00%
Horizon Kinetics Medical ETF	90.53%
Horizon Kinetics SPAC Active ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Horizon Kinetics Blockchain Development ETF	0.00%
Horizon Kinetics Energy and Remediation ETF	0.00%
Horizon Kinetics Inflation Beneficiaries ETF	0.00%
Horizon Kinetics Japan Owner Operator ETF	0.00%
Horizon Kinetics Medical ETF	0.00%
Horizon Kinetics SPAC Active ETF	2.79%

42

HORIZON KINETICS ETFs
ADDITIONAL INFORMATION
December 31, 2025 (Unaudited)(Continued)
For the fiscal year ended December 31, 2025, Horizon Kinetics Japan Owner Operator ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code:

	Foreign Source Income Earned	Foreign Taxes Paid
Horizon Kinetics Japan Owner Operator ETF	$133,215	$13,927

43

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/6/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	3/6/2026

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	3/6/2026

* Print the name and title of each signing officer under his or her signature